Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Variable Insurance Funds II
Prospectus Date	rr_ProspectusDate	Jun. 30, 2025
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2025